Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, ending balance | $	$ 1.9765
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	5,433,399	6,367,186	2,867,713
Number of options, granted | shares	1,325,531	690,757	4,481,294
Number of options, Forfeited and expired | shares	(307,257)	(559,023)	(154,805)
Number of options, Exercised | shares	(716,847)	(1,065,521)	(827,016)
Number of options outstanding, ending balance | shares	5,734,826	5,433,399	6,367,186
Number of options, exercisable | shares	1,650,767	1,313,158	1,325,558
Weighted average exercise price per share outstanding, beginning balance | $	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted | $	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired | $	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised | $	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance | $	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance | $	0.0005	0.0005	0.0005
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance | $	1.28	1.14	1.45
Weighted average exercise price per share, Exercised | $	1.23	0.63	3.64
Weighted average exercise price per share outstanding, ending balance | $	1.98	1.28	1.14
Weighted average exercise price per share, ending balance | $	$ 1.98	$ 1.28	$ 1.14
Number of options outstanding, beginning balance | shares	261,410	333,121	379,939
Number of options, granted | shares	0	0	0	2,703,810
Number of options, Exercised | shares	(243,571)	(71,711)	(46,818)
Number of options outstanding, ending balance | shares	17,839	261,410	333,121
Number of options, exercisable | shares	17,839	261,410	333,121